Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 396,207	$ 622,280
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	245,924	376,305
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,202	177,925
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	33,137	17,013
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,690	14,400
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 21,254	$ 36,637
Brazil | Secured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.31%	7.31%
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,162,479	$ 706,930
Non-current, Maturity	396,207	622,280
Bank Loans [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	482,464	17,507
Bank Loans [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	680,015	689,423
Bank Loans [Member] | One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	245,924	376,305
Bank Loans [Member] | Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,202	177,925
Bank Loans [Member] | Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	33,137	17,013
Bank Loans [Member] | Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,690	14,400
Bank Loans [Member] | More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 21,254	$ 36,637
Secured Bank Loans [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.75%
Nominal Interest Rate	2.71%
Current, Maturity	$ 168,766
Non-current, Maturity	85,686
Secured Bank Loans [Member] | Peru | One to three months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	157
Secured Bank Loans [Member] | Peru | Three to twelve months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	168,609
Secured Bank Loans [Member] | Peru | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	46,989
Secured Bank Loans [Member] | Peru | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 38,697
Secured Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.01%
Nominal Interest Rate	0.01%
Current, Maturity	$ 1,462
Non-current, Maturity	2,823
Secured Bank Loans [Member] | Colombia | One to three months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	281
Secured Bank Loans [Member] | Colombia | Three to twelve months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,181
Secured Bank Loans [Member] | Colombia | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,575
Secured Bank Loans [Member] | Colombia | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,248
Secured Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.98%	4.44%
Nominal Interest Rate	3.63%	4.16%
Current, Maturity	$ 210,348	$ 159,140
Non-current, Maturity	$ 167,524	$ 469,049
Secured Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.52%	6.70%
Nominal Interest Rate	5.41%	6.60%
Current, Maturity	$ 23,594	$ 99,836
Non-current, Maturity	76,803	116,058
Secured Bank Loans [Member] | Brazil | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	134,692	7,281
Secured Bank Loans [Member] | Brazil | One to three months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,747	7,458
Secured Bank Loans [Member] | Brazil | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	75,656	151,859
Secured Bank Loans [Member] | Brazil | Three to twelve months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	15,847	92,378
Secured Bank Loans [Member] | Brazil | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	164,746	318,251
Secured Bank Loans [Member] | Brazil | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,268	27,916
Secured Bank Loans [Member] | Brazil | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		148,012
Secured Bank Loans [Member] | Brazil | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,779	26,338
Secured Bank Loans [Member] | Brazil | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,778
Secured Bank Loans [Member] | Brazil | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,881	15,975
Secured Bank Loans [Member] | Brazil | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,786
Secured Bank Loans [Member] | Brazil | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,953	10,576
Secured Bank Loans [Member] | Brazil | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 20,922	$ 35,253
Unsecured Bank Loans [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.62%	4.16%
Nominal Interest Rate	2.59%	4.10%
Current, Maturity	$ 25,043
Non-current, Maturity		$ 22,614
Unsecured Bank Loans [Member] | Peru | Three to twelve months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 25,043
Unsecured Bank Loans [Member] | Peru | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 22,614
Unsecured Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.68%	5.73%
Nominal Interest Rate	3.62%	5.61%
Current, Maturity	$ 126,892	$ 34,228
Non-current, Maturity	63,371	14,559
Unsecured Bank Loans [Member] | Colombia | One to three months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	153	1,396
Unsecured Bank Loans [Member] | Colombia | Three to twelve months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	126,739	32,832
Unsecured Bank Loans [Member] | Colombia | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,346	7,524
Unsecured Bank Loans [Member] | Colombia | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	20,478	3,575
Unsecured Bank Loans [Member] | Colombia | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	20,478	1,038
Unsecured Bank Loans [Member] | Colombia | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,737	1,038
Unsecured Bank Loans [Member] | Colombia | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 332	$ 1,384
Unsecured Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.21%	4.66%
Nominal Interest Rate	2.20%	4.65%
Current, Maturity	$ 213,746	$ 61,029
Unsecured Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.20%	6.53%
Nominal Interest Rate	2.19%	6.52%
Current, Maturity	$ 67,391	$ 876
Unsecured Bank Loans [Member] | Brazil | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	127,016	495
Unsecured Bank Loans [Member] | Brazil | One to three months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	37,377	876
Unsecured Bank Loans [Member] | Brazil | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	86,730	$ 60,534
Unsecured Bank Loans [Member] | Brazil | Three to twelve months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 30,014
Unsecured Bank Loans [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.65%	4.99%
Nominal Interest Rate	0.94%	2.67%
Current, Maturity	$ 325,236	$ 351,820
Unsecured Bank Loans [Member] | Chile | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 1	$ 1
Unsecured Bank Loans [Member] | Chile | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	175,040
Unsecured Bank Loans [Member] | Chile | One to three months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1	1
Unsecured Bank Loans [Member] | Chile | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 150,196	$ 351,820